CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 60,391	380,092	262,476
Bills receivable	933	5,873	8,163
Short-term investments	12,234	76,998	266,673
Accounts receivable, net	13,915	87,578	55,131
Inventories, net	17,621	110,907	86,266
Prepayments and other current assets	2,135	13,428	11,693
Deferred tax assets	1,444	9,090	12,134
Amount due from related parties	901	5,672	644
Total current assets	109,574	689,638	703,180
Non-current assets:
Property, plant and equipment, net	41,282	259,825	107,237
Intangible assets, net	9,855	62,026	46,995
Prepaid land lease payments	3,624	22,812	23,298
Goodwill	24,681	155,341	131,527
Long-term Investment	4,004	25,204
Deposits for non-current assets	752	4,731	37,507
Deferred tax assets	388	2,444	2,436
Other assets, non-current	41	257
Total non-current assets	84,627	532,640	349,000
Total assets	194,201	1,222,278	1,052,180
Current liabilities:
Accounts payable	3,063	19,278	15,086
Accrued expenses and other liabilities	10,389	65,388	47,433
Income tax payable	922	5,800	2,830
Deferred revenue			289
Uncertain tax positions	667	4,197	8,004
Amount due to related parties	181	1,137	4,040
Total current liabilities	15,222	95,800	77,682
Non-current liabilities:
Deferred government grants	1,018	6,409	5,511
Deferred tax liabilities	2,361	14,857	11,700
Total non-current liabilities	3,379	21,266	17,211
Total liabilities	18,601	117,066	94,893
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.001 per share; 1,000,000,000 shares authorized as of December 31, 2010 and 2011; 136,821,600 shares and 140,401,842 shares issued outstanding as of December 31, 2010 and 2011 respectively)	162	1,022	999
Additional paid-in capital	145,057	912,972	892,298
Accumulated other comprehensive loss	(3,115)	(19,604)	(16,737)
Statutory reserves	7,216	45,417	31,247
Retained earnings	24,847	156,387	49,480
Total China Kanghui Holdings shareholders' equity	174,167	1,096,194	957,287
Non-controlling interests	1,433	9,018
Total equity	175,600	1,105,212	957,287
Total liabilities and equity	$ 194,201	1,222,278	1,052,180